Schedule of Investments (unaudited)
September 30, 2024
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Ballyrock CLO Ltd., Series 2023-25A, Class C, (3-mo. CME Term SOFR + 4.70%), 9.98%, 01/25/36(a)(b)	$1,000	$ 1,009,005
Bryant Park Funding Ltd., Series 2024-23A, Class D1, (3-mo. CME Term SOFR + 3.85%), 9.18%, 05/15/37(a)(b)	1,000	1,015,024
Golub Capital Partners CLO Ltd., Series 2023-66B, Class D, (3-mo. CME Term SOFR + 5.50%), 10.78%, 04/25/36(a)(b)	1,000	1,033,714
Palmer Square CLO Ltd., Series 2023-2A, Class D, (3-mo. CME Term SOFR + 5.00%), 10.28%, 04/20/36(a)(b)	1,000	1,035,001
Pikes Peak CLO Ltd., Series 2023-14, Class D, (3-mo. CME Term SOFR + 5.45%), 10.73%, 04/20/36(a)(b)	1,000	1,034,438
Sycamore Tree CLO Ltd., Series 2023-3A, Class D1R, (3-mo. CME Term SOFR + 4.25%), 9.53%, 04/20/37(a)(b)	1,880	1,918,393
Symphony CLO Ltd., Series 2023-40A, Class D, (3-mo. CME Term SOFR + 5.00%), 10.30%, 01/14/34(a)(b)	1,000	1,034,811
Whitebox CLO IV Ltd., Series 2023-4A, Class D, (3-mo. CME Term SOFR + 5.15%), 10.43%, 04/20/36(a)(b)	1,000	1,028,044
Total Asset-Backed Securities — 3.0% (Cost: $8,880,000)		9,108,430

	Shares
Common Stocks
Automobile Components — 0.0%
Lear Corp.	178	19,428
Construction & Engineering — 0.0%
McDermott International Ltd.(c)	76,644	15,329
Financial Services(c) — 0.2%
NMG Parent LLC	2,218	263,942
Travelport Finance Luxembourg SARL(d)	165	431,572
		695,514
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc.(c)(d)	899	4,496
Health Care Providers & Services — 0.1%
Envision Healthcare Corp., (Acquired 11/03/23, Cost: $610,403)(c)(e)	19,653	203,900
Household Products — 0.0%
Berkline Benchcraft Equity LLC(c)(d)	6,155	—
Industrial Conglomerates — 0.0%
Ameriforge Group, Inc.(c)(d)	832	—
Media — 0.1%
Learfield Communications LLC, (Acquired 09/06/23, Cost: $52,679)(c)(d)(e)	4,192	276,672
Security	Shares	Value
Trading Companies & Distributors — 0.0%
TMK Hawk Parent Corp.(c)(d)	14,592	$ 116,732
Total Common Stocks — 0.4% (Cost: $2,740,177)		1,332,071

	Par (000)
Corporate Bonds
Chemicals(b) — 0.1%
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28	$32	32,352
WR Grace Holdings LLC, 5.63%, 08/15/29	409	384,208
		416,560
Commercial Services & Supplies — 0.1%
Champions Financing, Inc., 8.75%, 02/15/29(b)	135	137,505
Construction & Engineering — 0.1%
Brand Industrial Services, Inc., 10.38%, 08/01/30(b)	154	164,911
Diversified REITs — 0.0%
VICI Properties LP/VICI Note Co., Inc., 4.63%, 06/15/25(b)	85	84,481
Diversified Telecommunication Services(b) — 0.2%
Level 3 Financing, Inc., 11.00%, 11/15/29	322	356,474
Zayo Group Holdings, Inc., 6.13%, 03/01/28	155	128,650
		485,124
Electric Utilities — 0.0%
Texas Competitive Electric Holdings, Series M, 5.03%, 10/10/19(a)(c)(d)(f)	1,050	—
Entertainment(b) — 0.2%
Caesars Entertainment, Inc., 4.63%, 10/15/29	240	228,292
Odeon Finco PLC, 12.75%, 11/01/27	374	392,992
		621,284
Environmental, Maintenance & Security Service — 0.2%
Madison IAQ LLC, 5.88%, 06/30/29(b)	742	722,384
Hotels, Restaurants & Leisure — 0.1%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/30(b)	395	368,005
Household Durables — 0.1%
SWF Holdings I Corp., 6.50%, 10/01/29(b)	230	146,061
Household Products — 0.0%
Berkline Benchcraft LLC, 4.50%, 05/03/12(a)(c)(d)(f)	400	—
Insurance — 0.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer, 6.75%, 10/15/27(b)	220	219,175
Internet Software & Services(b) — 0.1%
Uber Technologies, Inc.
6.25%, 01/15/28	137	138,458
4.50%, 08/15/29	235	232,981
		371,439
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
IT Services — 0.0%
Amentum Escrow Corp., 7.25%, 08/01/32(b)	$113	$ 117,931
Machinery(b) — 0.3%
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29	216	225,398
Vertiv Group Corp., 4.13%, 11/15/28	556	537,370
		762,768
Media — 0.1%
Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 09/15/26(b)	353	301,153
Oil, Gas & Consumable Fuels — 0.1%
eG Global Finance PLC, 12.00%, 11/30/28(b)	285	318,077
Software(b) — 0.2%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29	118	122,730
Cloud Software Group, Inc., 9.00%, 09/30/29	379	385,674
		508,404
Trading Companies & Distributors — 0.1%
Wesco Aircraft Holdings, Inc., 9.00%, 11/15/26(b)(c)(f)	926	379,660
Wireless Telecommunication Services — 0.0%
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(b)(c)(f)(g)	163	26,859
Total Corporate Bonds — 2.1% (Cost: $6,560,846)		6,151,781
Fixed Rate Loan Interests
Advertising Agencies — 0.2%
Clear Channel International BV, 2024 CCIBV Fixed Term Loan, 7.50%, 04/01/27	460	456,550
Commercial Services & Supplies — 0.2%
AVSC Holding Corp., 2020 Term Loan B3, (10.00% PIK), 15.00%, 10/15/26(g)	674	688,177
Software — 0.2%
Cotiviti, Inc., 2024 Fixed Term Loan B, 7.63%, 05/01/31	667	669,501
Total Fixed Rate Loan Interests — 0.6% (Cost: $1,786,056)		1,814,228
Floating Rate Loan Interests(a)
Advertising Agencies — 0.1%
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 8.96%, 08/23/28	439	436,916
CMG Media Corp., 2021 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.60%), 8.10%, 12/17/26	— (h)	124
		437,040
Aerospace & Defense — 3.5%
Amazon Holdco, Inc., 2024 Term Loan B, 09/29/31(i)	833	829,876
Barnes Group, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.35%, 09/03/30	640	639,229
Bleriot U.S. Bidco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.85%, 10/31/30	678	677,821
Cobham Ultra SeniorCo SARL, USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.24%, 08/03/29	784	749,409
Security	Par (000)	Value
Aerospace & Defense (continued)
Dynasty Acquisition Co., Inc., 2024 Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.35%, 08/24/28	$2,643	$ 2,644,100
NORDAM Group, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.70%), 10.45%, 04/09/26(d)	446	441,580
Ovation Parent, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.10%, 04/21/31	184	184,537
Propulsion BC Newco LLC, Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.35%, 09/14/29	135	135,566
Standard Aero Ltd., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.35%, 08/24/28	1,019	1,019,569
TransDigm, Inc.
2023 Term Loan J, (3-mo. CME Term SOFR at 1.00% Floor + 2.50%), 7.10%, 02/28/31	2,373	2,362,768
2024 Term Loan, (Prime + 1.50%), 7.32%, 01/19/32	584	581,565
2024 Term Loan K, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.35%, 03/22/30	73	72,598
		10,338,618
Air Freight & Logistics — 0.0%
Rand Parent LLC, 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.35%, 03/17/30	149	148,823
Automobile Components — 0.9%
Clarios Global LP, 2024 USD Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.35%, 05/06/30	1,995	1,993,450
Tenneco, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 5.10%), 10.23%, 11/17/28	691	655,337
		2,648,787
Automobiles — 0.0%
RVR Dealership Holdings LLC, Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.90%), 8.50%, 02/08/28	146	129,995
Beverages — 0.8%
Naked Juice LLC
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.70%, 01/24/30	1,127	683,686
Term Loan, (3-mo. CME Term SOFR + 3.35%), 7.95%, 01/24/29	1,408	1,148,777
Triton Water Holdings, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 8.12%, 03/31/28	571	570,090
		2,402,553
Broadline Retail — 0.4%
CNT Holdings I Corp., 2020 Term Loan, (3-mo. CME Term SOFR + 3.50%), 8.75%, 11/08/27	1,348	1,350,064
Building Materials — 3.8%
ACProducts Holdings, Inc., 2021 Term Loan B, (3-mo. CME Term SOFR + 4.51%), 9.12%, 05/17/28	587	489,296
AZEK Group LLC, 2024 Term Loan B, 09/19/31(d)(i)	562	562,000
Chariot Buyer LLC
2024 Incremental Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.35%, 11/03/28	390	388,925
Term Loan B, (1-mo. CME Term SOFR + 3.35%), 8.20%, 11/03/28	1,489	1,479,964
Cornerstone Building Brands, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 3.35%), 8.45%, 04/12/28	155	151,643
CP Atlas Buyer, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.70%, 11/23/27	635	625,537
CP Iris Holdco I, Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.35%, 10/02/28	359	356,021

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
EMRLD Borrower LP
2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.56%, 08/04/31	$829	$ 826,778
Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.56%, 05/31/30	1,335	1,331,618
New AMI I LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 10.85%, 03/08/29	513	495,194
Oscar AcquisitionCo LLC, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.50%, 04/29/29	775	764,370
Potters Borrower LP, 2024 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.60%, 12/14/27	320	321,726
Quikrete Holdings, Inc., 2024 Term Loan B1, (1-mo. CME Term SOFR + 2.25%), 7.10%, 03/19/29	380	380,078
Smyrna Ready Mix Concrete LLC, 2023 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.35%, 04/02/29(d)	326	327,265
Standard Industries, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 6.92%, 09/22/28	651	651,994
Summit Materials LLC, 2023 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.05%, 01/12/29	446	447,244
Wilsonart LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.85%, 08/05/31	1,752	1,731,554
Zurn LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 2.11%), 6.96%, 10/04/28	68	68,398
		11,399,605
Building Products — 1.4%
Beacon Roofing Supply, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.85%, 05/19/28	885	884,239
Foundation Building Materials, Inc., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.19%, 01/29/31	1,390	1,351,257
Gulfside Supply, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.29%, 06/17/31	348	347,964
White Cap Buyer LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.10%, 10/19/29	1,744	1,730,748
		4,314,208
Capital Markets — 2.5%
Aretec Group, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.85%, 08/09/30	372	364,338
Ascensus Holdings, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.46%, 08/02/28	1,673	1,669,364
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 8.35%, 04/09/27	3,088	3,021,340
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR + 7.01%), 11.62%, 04/07/28	1,114	1,086,150
FinCo I LLC, 2023 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.26%, 06/27/29	376	376,727
Grant Thornton LLP/Chicago, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.10%, 06/02/31	202	202,226
Jane Street Group LLC, 2024 Term Loan B, 01/26/28(i)	204	203,767
Wec U.S. Holdings Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.60%, 01/27/31	704	703,585
		7,627,497
Security	Par (000)	Value
Chemicals — 5.3%
Arc Falcon I, Inc., 2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 7.10%), 11.95%, 09/30/29	$572	$ 531,245
Aruba Investments Holdings LLC, 2020 2nd Lien Term Loan, (1-mo. CME Term SOFR + 7.85%), 12.70%, 11/24/28	885	837,431
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (3-mo. CME Term SOFR + 4.85%), 9.10%, 08/27/26	252	233,256
Axalta Coating Systems U.S. Holdings, Inc., 2024 Term Loan B6, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.60%, 12/20/29	770	772,229
Chemours Co., 2023 USD Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.35%, 08/18/28	703	702,239
Derby Buyer LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.70%, 11/01/30	1,269	1,268,942
Discovery Purchaser Corp., Term Loan, 10/04/29(i)	208	206,643
Ecovyst Catalyst Technologies LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.50%, 06/12/31	1,050	1,042,957
Element Solutions, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 6.85%, 12/18/30	1,204	1,203,709
HB Fuller Co., 2024 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 6.85%, 02/15/30	178	177,869
Herens U.S. Holdco Corp., USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.03%), 8.53%, 07/03/28	776	723,888
INEOS U.S. Finance LLC, 2023 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.10%, 02/18/30	413	412,364
LSF11 A5 Holdco LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.46%, 10/15/28	1,099	1,096,408
Momentive Performance Materials, Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.50%), 9.35%, 03/29/28	1,355	1,358,088
NIC Acquisition Corp, Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.01%), 8.62%, 12/29/27	142	123,531
Nouryon USA LLC, 2024 USD Term Loan B1, (3-mo. CME Term SOFR + 3.50%), 8.63%, 04/03/28	777	776,793
Olympus Water U.S. Holding Corp., 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.10%, 06/20/31	955	954,220
OQ Chemicals Corp.
2017 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 3.70%), 8.92%, 12/31/26	959	811,222
2024 USD Term Loan B, (1-mo. CME Term SOFR at 3.00% Floor + 8.00%), 12.92%, 12/31/26	120	123,516
Paint Intermediate III LLC, 2024 Term Loan B, 09/11/31(i)	346	345,135
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (3-mo. CME Term SOFR + 3.50%), 8.76%, 03/16/27	381	380,565
Sparta U.S. HoldCo LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.45%, 08/02/30	1,015	1,013,756
WR Grace Holdings LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.85%, 09/22/28	848	848,892
		15,944,898
Commercial Services & Supplies — 11.4%
Albion Financing 3 SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.51%), 9.83%, 08/16/29	1,226	1,230,916
AlixPartners LLP, 2021 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.61%), 7.46%, 02/04/28	1,208	1,209,047
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services & Supplies (continued)
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.70%, 05/12/28	$2,552	$ 2,525,551
APi Group DE, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.85%, 01/03/29	585	584,362
Avis Budget Car Rental LLC, 2020 Term Loan B, (1-mo. CME Term SOFR + 1.86%), 6.71%, 08/06/27	399	396,707
AVSC Holding Corp., 2020 Term Loan B1, (1-mo. CME Term SOFR + 3.60%, 0.25% PIK), 8.45%, 03/03/25(g)	611	607,414
Belron Finance U.S. LLC
2018 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.51%), 7.62%, 11/13/25	263	262,629
2019 USD Term Loan B3, (3-mo. CME Term SOFR + 2.51%), 7.77%, 10/30/26	643	642,667
2023 1st Lien Term Loan, (3-mo. CME Term SOFR + 2.35%), 7.63%, 04/18/29	285	285,268
2023 USD Term Loan, (3-mo. CME Term SOFR + 2.19%), 7.32%, 04/13/28	2,637	2,635,155
Boost Newco Borrower LLC, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.10%, 01/31/31	1,566	1,565,342
Bright Horizons Family Solutions LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.36%), 7.21%, 11/24/28	562	561,402
Camelot U.S. Acquisition LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.60%, 01/31/31	1,999	1,995,301
Champions Financing, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.85%, 02/23/29	1,661	1,594,560
CHG Healthcare Services, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.46%, 09/29/28	620	619,669
Creative Artists Agency LLC, 2024 Term Loan B, (Prime + 2.25%), 10.25%, 11/27/28	1,811	1,808,534
Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.35%, 07/06/29	1,167	1,167,324
Ensemble RCM LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.25%, 08/01/29	144	144,385
Fleet US Bidco, Inc., 2024 1st Lien Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.58%, 02/21/31(d)	35	34,913
Fortress Transportation and Infrastructure Investors LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.60%, 06/27/31	358	357,105
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR + 4.75%), 10.00%, 04/29/29	295	246,851
Garda World Security Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.60%, 02/01/29	435	434,106
Hertz Corp.
2021 Term Loan B, (1-mo. CME Term SOFR + 3.61%), 8.88%, 06/30/28	459	409,685
2021 Term Loan C, (1-mo. CME Term SOFR + 3.61%), 8.46%, 06/30/28	97	86,968
Ingenovis Health, Inc., Term Loan B, (1-mo. CME Term SOFR + 4.36%), 9.21%, 03/06/28	475	392,846
KUEHG Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.10%, 06/12/30	854	856,288
Security	Par (000)	Value
Commercial Services & Supplies (continued)
Learning Care Group U.S. No. 2, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.21%, 08/11/28	$135	$ 135,233
Mavis Tire Express Services Topco Corp., 2024 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.35%, 05/04/28	1,636	1,633,810
Neon Maple U.S. Debt Mergersub, Inc., 2024 Term Loan B1, 07/18/31(i)	1,106	1,093,557
Prime Security Services Borrower LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.45%, 10/13/30	443	442,131
Ryan LLC, Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.35%, 11/14/30	51	50,153
Sotheby’s, 2021 Term Loan B, (3-mo. CME Term SOFR + 4.61%), 10.06%, 01/15/27	1,516	1,495,312
Spring Education Group, Inc., Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.60%, 10/04/30	954	959,084
Trans Union LLC
2024 Term Loan B7, (1-mo. CME Term SOFR + 2.00%), 6.85%, 12/01/28	1,128	1,126,513
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.60%, 06/24/31	1,124	1,121,128
TruGreen LP, 2020 Term Loan, (1-mo. CME Term SOFR + 4.00%), 8.85%, 11/02/27	670	646,711
Vestis Corp., Term Loan, (3-mo. CME Term SOFR + 2.25%), 7.37%, 02/22/31	602	597,535
Viad Corp., Initial Term Loan, (1-mo. CME Term SOFR + 4.25%), 9.10%, 07/30/28(d)	595	594,347
Vortex Opco LLC, Second Out Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.36%), 9.12%, 12/17/28	416	295,965
Wand NewCo 3, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.01%, 01/30/31	1,173	1,171,066
		34,017,540
Construction & Engineering — 2.2%
AECOM, 2024 Term Loan B, (1-mo. CME Term SOFR + 1.88%), 6.72%, 04/18/31	718	722,991
Apple Bidco LLC
2021 Term Loan, (1-mo. CME Term SOFR + 2.86%), 7.71%, 09/22/28	788	786,822
2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.35%, 09/22/28	451	451,932
Arcosa, Inc., Term Loan B, 08/12/31(d)(i)	327	326,106
Brand Industrial Services, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.75%, 08/01/30	2,205	2,140,550
Brown Group Holding LLC
2022 Incremental Term Loan B2, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.84%, 07/01/31	876	873,181
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.60%, 07/01/31	1,213	1,209,018
Legence Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.60%), 8.45%, 12/16/27	135	135,538
		6,646,138
Consumer Finance — 1.2%
CPI Holdco B LLC, Term Loan, (1-mo. CME Term SOFR + 2.00%), 6.85%, 05/19/31	834	829,680
Edelman Financial Engines Center LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.10%, 04/07/28	506	505,185

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Consumer Finance (continued)
Focus Financial Partners, LLC(i)
2024 Delayed Draw Term Loan, 09/11/31	$89	$ 88,886
2024 Term Loan B8, 09/11/31	831	827,597
Osaic Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.85%, 08/17/28	1,231	1,216,645
		3,467,993
Consumer Staples Distribution & Retail — 0.1%
Peer Holding III BV, 2024 USD Term Loan B5, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.60%, 07/01/31	406	406,678
Containers & Packaging — 1.9%
Charter Next Generation, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.10%, 12/01/27	2,285	2,284,988
LABL, Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 9.95%, 10/29/28	973	948,693
Mauser Packaging Solutions Holding Co., 2024 Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.70%, 04/15/27	821	822,312
Pregis TopCo LLC
1st Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.85%, 07/31/26	410	410,190
2021 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.11%), 8.96%, 07/31/26	425	424,560
Trident TPI Holdings, Inc., 2024 Term Loan B6, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 8.60%, 09/15/28	780	780,998
		5,671,741
Diversified REITs — 0.3%
SBA Senior Finance II LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.85%, 01/25/31	939	939,005
Diversified Telecommunication Services — 3.7%
Altice Financing SA, USD 2017 1st Lien Term Loan, (3-mo. LIBOR US at 0.00% Floor + 2.75%), 8.31%, 01/31/26	933	904,798
Altice France SA, 2023 USD Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 5.50%), 10.80%, 08/15/28	1,400	1,045,804
Ciena Corp., 2020 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.96%, 10/24/30	855	855,304
Connect Finco SARL, 2024 Extended Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.35%, 09/27/29	621	581,144
GOGO Intermediate Holdings LLC, Term Loan B, (1-mo. CME Term SOFR + 3.86%), 8.71%, 04/30/28	568	533,260
Iridium Satellite LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.25%), 7.10%, 09/20/30	403	395,350
Level 3 Financing Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 6.56%), 11.41%, 04/15/29	594	605,372
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 6.56%), 11.41%, 04/15/30	598	607,721
Lumen Technologies, Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 7.32%, 04/15/29	454	396,972
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 7.32%, 04/15/30	464	400,833
2024 Term Loan A, (1-mo. CME Term SOFR + 6.00%), 10.85%, 06/01/28	77	74,280
Security	Par (000)	Value
Diversified Telecommunication Services (continued)
ORBCOMM, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.36%), 9.21%, 09/01/28	$529	$ 463,252
Viasat, Inc.
2023 Term Loan, (1-mo. CME Term SOFR + 4.61%), 9.73%, 05/30/30	345	313,599
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.35%, 03/02/29	699	638,842
Virgin Media Bristol LLC, 2020 USD Term Loan Q, (1-mo. CME Term SOFR + 3.36%), 8.46%, 01/31/29	278	265,646
Zayo Group Holdings, Inc., USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.11%), 7.97%, 03/09/27	3,113	2,839,150
		10,921,327
Electric Utilities — 1.4%
Calpine Construction Finance Co. LP, 2023 Refinancing Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.85%, 07/31/30	1,130	1,122,366
Calpine Corp., Term Loan B9, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.85%, 01/31/31	361	359,863
Constellation Renewables LLC, 2020 Term Loan, (3-mo. CME Term SOFR + 2.25%), 7.31%, 12/15/27	703	703,595
Hamilton Projects Acquiror LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.60%, 05/22/31	194	194,676
NRG Energy, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.26%, 04/16/31	765	765,729
Pike Corp., 2021 Incremental Term Loan B, (1-mo. CME Term SOFR + 3.11%), 7.96%, 01/21/28	644	646,537
Vistra Operations Co. LLC, 1st Lien Term Loan B3, 12/20/30(i)	265	264,282
		4,057,048
Electronic Equipment, Instruments & Components — 1.1%
Celestica Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.61%, 06/20/31(d)	275	274,966
Coherent Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.35%, 07/02/29	1,171	1,169,592
MX Holdings U.S., Inc., 2023 USD Term Loan B1D, (1-mo. CME Term SOFR + 2.86%), 7.71%, 07/31/28	120	119,990
Roper Industrial Products Investment Co., 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.85%, 11/22/29	1,670	1,672,301
		3,236,849
Entertainment — 6.4%
Bally’s Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 8.79%, 10/02/28	891	847,366
Caesars Entertainment, Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR + 2.75%), 7.60%, 02/06/31	1,763	1,760,936
Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.60%, 02/06/30	725	724,134
Churchill Downs, Inc., 2021 Incremental Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.10%), 6.95%, 03/17/28(d)	887	884,304
Delta 2 Lux SARL(i)
2024 Term Loan B1, 09/10/31	1,025	1,024,837
2024 Term Loan B2, 09/10/31	513	512,320
ECL Entertainment LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 4.00%), 8.85%, 08/31/30	653	654,319
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Entertainment (continued)
Flutter Financing BV, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.60%, 11/29/30	$2,194	$ 2,193,627
Light & Wonder International, Inc., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.33%, 04/14/29	693	691,660
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1- mo. CME Term SOFR + 2.35%), 7.20%, 03/24/25	243	242,889
Live Nation Entertainment, Inc., Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.81%, 10/19/26	1,526	1,522,992
Motion Finco SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.10%, 11/12/29	837	804,513
OVG Business Services LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.85%, 06/25/31	442	439,237
Penn Entertainment, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.85%), 7.71%, 05/03/29	899	900,315
Playtika Holding Corp., 2021 Term Loan B1, (1-mo. CME Term SOFR + 2.86%), 7.71%, 03/13/28	1,037	1,028,950
Scientific Games Holdings LP, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.32%, 04/04/29	258	256,300
SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.35%, 08/25/28	335	333,293
Six Flags Entertainment Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.85%, 05/01/31	207	206,909
UFC Holdings LLC, 2021 Term Loan B, (3-mo. CME Term SOFR + 3.01%), 8.29%, 04/29/26	543	542,736
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 2.86%), 7.71%, 05/18/25	1,606	1,605,290
WMG Acquisition Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.60%, 01/24/31	1,828	1,825,800
		19,002,727
Environmental, Maintenance & Security Service — 2.7%
Action Environmental Group, Inc., 2023 Term Loan B, (3- mo. CME Term SOFR + 4.00%), 8.60%, 10/24/30	453	452,849
Clean Harbors, Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 1.75%), 6.71%, 10/09/28	629	629,416
Covanta Holding Corp.
2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.35%, 11/30/28	687	687,346
2021 Term Loan C, (6-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.59%, 11/30/28	53	52,807
2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.85%, 11/30/28	536	535,907
2024 Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.85%, 11/30/28	29	29,358
Filtration Group Corp., 2021 Incremental Term Loan, (1- mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.46%, 10/21/28	2,148	2,147,116
GFL Enviromental, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.32%, 07/03/31	459	458,343
JFL-Tiger Acquisition Co., Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.46%, 10/17/30	431	431,601
Security	Par (000)	Value
Environmental, Maintenance & Security Service (continued)
Madison IAQ LLC, Term Loan, (6-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.89%, 06/21/28	$2,247	$ 2,244,089
Packers Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.35%), 8.20%, 03/09/28	550	285,726
		7,954,558
Financial Services — 0.7%
Castlelake Aviation One DAC
2023 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.70%, 10/22/27	438	439,474
Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.45%, 10/22/26	1,338	1,339,844
Setanta Aircraft Leasing DAC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.35%, 11/05/28	413	414,842
		2,194,160
Food Products — 3.0%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.86%), 8.71%, 10/01/25	203	196,282
2021 Incremental Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.86%), 9.71%, 10/01/25	923	892,720
Aramark Services, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.85%, 06/22/30	463	463,559
Chobani LLC
2020 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.36%), 8.21%, 10/25/27	1,948	1,950,893
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.60%, 10/25/27	502	503,335
Froneri U.S., Inc., 2020 USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.35%), 7.20%, 01/29/27	2,140	2,134,050
H-Food Holdings LLC, 2018 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.95%), 9.01%, 05/23/25	304	226,846
Nomad Foods U.S. LLC, Term Loan B4, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.81%, 11/12/29	617	616,448
U.S. Foods, Inc.
2019 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.96%, 09/13/26	572	571,733
2021 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 6.85%, 11/22/28	373	372,906
2024 1st Lien Term Loan B, 09/26/31(d)(i)	582	584,910
UTZ Quality Foods LLC, 2024 Term Loan B, (3-mo. CME Term SOFR + 2.75%), 7.35%, 01/20/28	341	340,865
		8,854,547
Ground Transportation — 0.6%
Genesee & Wyoming, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.60%, 04/10/31	1,462	1,458,345
SIRVA Worldwide, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 8.00%), 12.64%, 08/20/29(d)	463	347,404
		1,805,749
Health Care Equipment & Supplies — 2.8%
Avantor Funding, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.10%), 6.95%, 11/08/27	654	656,945
Bausch & Lomb Corp.
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.85%, 09/29/28	574	573,126

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Equipment & Supplies (continued)
Bausch & Lomb Corp. (continued)
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.27%, 05/10/27	$1,378	$ 1,371,384
Maravai Intermediate Holdings LLC, 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.28%, 10/19/27	804	799,876
Medline Borrower LP
2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.60%, 10/23/28	2,400	2,399,746
2024 USD Add-on Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.10%, 10/23/28	1,089	1,087,443
Sotera Health Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.10%, 05/30/31	1,372	1,366,855
		8,255,375
Health Care Providers & Services — 3.5%
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, (1- mo. CME Term SOFR at 0.50% Floor + 2.11%), 7.03%, 02/22/28	1,159	1,157,196
Concentra Health Services, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.10%, 07/28/31(d)	235	234,413
Electron BidCo, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.11%), 7.96%, 11/01/28	1,193	1,193,578
EyeCare Partners LLC
2024 Second Out Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.71%), 9.99%, 11/30/28	1,407	998,679
2024 Superpriority New Money 1st Out Term Loan A, (3-mo. CME Term SOFR at 0.00% Floor + 5.75%), 11.03%, 08/31/28	389	389,884
2024 Third Out Term Loan C, (3-mo. CME Term SOFR + 6.85%), 12.13%, 11/30/28(c)(d)(f)	28	4,709
Fortrea Holdings, Inc., Term Loan B, (6-mo. CME Term SOFR + 3.75%), 8.49%, 07/01/30	69	68,694
ICON Luxembourg SARL
2024 LUX Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.60%, 07/03/28	355	356,715
2024 US Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.60%, 07/03/28	88	88,876
IQVIA, Inc., 2023 USD Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.60%, 01/02/31	747	749,946
Medical Solutions Holdings, Inc.
2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.60%), 8.85%, 11/01/28	554	418,292
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 7.10%), 12.35%, 11/01/29	377	245,050
Phoenix Newco, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.85%, 11/15/28	1,787	1,786,906
Precision Medicine Group LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.10%), 7.70%, 11/18/27	747	742,293
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.35%, 09/27/30	691	671,817
Surgery Center Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.67%, 12/19/30	726	726,533
WCG Intermediate Corp., 2024 Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.35%, 01/08/27	668	667,309
		10,500,890
Security	Par (000)	Value
Hotel & Resort REITs — 0.1%
RHP Hotel Properties LP, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.10%, 05/18/30	$301	$ 301,006
Hotels, Restaurants & Leisure — 5.3%
1011778 B.C. Unlimited Liability Co., 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.60%, 09/20/30	988	976,995
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.86%), 8.71%, 02/02/26	1,104	1,073,223
Alterra Mountain Co., 2024 Term Loan B5, (1-mo. CME Term SOFR + 3.50%), 8.35%, 05/31/30	567	568,046
Carnival Corp., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 7.60%, 08/08/27	384	384,564
City Football Group Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.11%), 7.97%, 07/22/30	1,347	1,338,505
Fender Musical Instruments Corp., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.10%), 8.95%, 12/01/28(d)	281	271,117
Fertitta Entertainment LLC/NV, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.85%, 01/27/29	2,501	2,493,282
Four Seasons Hotels Ltd., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.61%, 11/30/29	1,939	1,937,391
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 6.60%, 11/08/30	485	484,723
IRB Holding Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.85%), 7.70%, 12/15/27	1,167	1,164,997
Playa Resorts Holding BV, 2022 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.60%, 01/05/29	291	288,680
Sabre GLBL, Inc.
2021 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.46%, 12/17/27	247	229,819
2021 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.46%, 12/17/27	385	358,758
2022 1st Lien Term Loan B, (1-mo. CME Term SOFR + 5.10%), 9.95%, 06/30/28	220	208,450
Station Casinos LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.10%, 03/14/31	1,244	1,237,755
Whatabrands LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.60%, 08/03/28	1,868	1,864,672
Wyndham Hotels & Resorts, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.60%, 05/24/30	838	836,903
		15,717,880
Household Durables — 1.7%
AI Aqua Merger Sub, Inc., 2021 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.70%, 07/31/28	894	892,410
Hunter Douglas, Inc., USD Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.57%, 02/26/29	1,461	1,446,024
SWF Holdings I Corp., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.11%), 8.96%, 10/06/28	1,058	869,805
Weber-Stephen Products LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 8.21%, 10/30/27	1,890	1,777,300
		4,985,539
Household Products — 0.3%
Reynolds Consumer Products LLC, Term Loan, (1-mo. CME Term SOFR + 1.85%), 6.70%, 02/04/27	765	766,381
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Industrial Conglomerates — 0.1%
Stitch Aquisition Corporation, 2024 Term Loan, 0.00%, 07/28/28	$707	$ 172,341
Insurance — 9.3%
Alliant Holdings Intermediate, LLC, 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.96%, 09/19/31	4,722	4,691,962
AmWINS Group, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.36%), 7.21%, 02/19/28	1,805	1,801,288
Amynta Agency Borrower, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.00%, 02/28/28	1,396	1,395,053
AssuredPartners, Inc., 2024 Incremental Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.35%, 02/14/31	2,786	2,782,633
Asurion LLC
2020 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 3.36%), 8.21%, 12/23/26	149	148,880
2021 2nd Lien Term Loan B3, (1-mo. CME Term SOFR + 5.36%), 10.21%, 01/31/28	689	643,812
2021 Second Lien Term Loan B4, (1-mo. CME Term SOFR + 5.36%), 10.21%, 01/20/29	654	603,112
2021 Term Loan B9, (1-mo. CME Term SOFR at 0.00% Floor + 3.36%), 8.21%, 07/31/27	149	147,009
2023 Term Loan B11, (1-mo. CME Term SOFR at 0.00% Floor + 4.35%), 9.20%, 08/19/28	991	975,098
Baldwin Insurance Group Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.10%, 05/26/31(d)	731	730,798
HUB International Ltd., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.23%, 06/20/30	3,035	3,030,567
Hyperion Refinance SARL, 2024 USD Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.35%, 02/15/31	1,004	1,004,065
Jones Deslauriers Insurance Management, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.35%, 03/15/30	694	693,816
Ryan Specialty Group LLC, 2024 USD Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.10%, 09/15/31	889	887,092
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.25%, 07/31/31	2,647	2,640,825
Truist Insurance Holdings LLC
1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.85%, 05/06/31	1,870	1,865,325
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.35%, 05/06/32	618	627,270
USI, Inc.
2024 Term Loan (2029), (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.35%, 11/22/29	2,480	2,472,075
2024 Term Loan (2030), (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.35%, 09/27/30	679	676,794
		27,817,474
Security	Par (000)	Value
Interactive Media & Services — 0.5%
MH Sub I LLC
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR + 6.25%), 11.50%, 02/23/29	$329	$ 323,102
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.10%, 05/03/28	1,135	1,126,916
Voyage Australia Pty. Ltd., USD Term Loan B, (3-mo. CME Term SOFR + 3.76%), 9.04%, 07/20/28	144	143,774
		1,593,792
Internet Software & Services — 3.0%
Barracuda Networks, Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.81%, 08/15/29	385	373,240
Gen Digital, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.60%, 09/12/29	1,539	1,533,892
Go Daddy Operating Co. LLC
2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.85%, 11/09/29	901	900,031
2024 Term Loan B7, (1-mo. CME Term SOFR + 1.75%), 6.60%, 05/30/31	890	887,286
Hoya Midco LLC, 2022 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.85%, 02/03/29	573	575,073
ION Trading Finance Ltd, 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.02%, 04/01/28	305	305,338
Proofpoint, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.85%, 08/31/28	2,040	2,038,853
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 9.60%, 03/15/30	2,513	2,505,127
		9,118,840
IT Services — 2.8%
Magenta Security Holdings LLC
2024 First Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.01%), 12.13%, 07/27/28	337	318,898
2024 Second Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.00%), 12.38%, 07/27/28	396	271,252
2024 Super Priority Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.25%), 11.37%, 07/27/28	130	131,953
2024 Third Out Term Loan, 0.00%, 07/27/28(c)(f)	639	186,927
McAfee Corp., 2024 USD Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.45%, 03/01/29	2,160	2,149,399
Peraton Corp.
2nd Lien Term Loan B1, (3-mo. CME Term SOFR + 7.85%), 12.97%, 02/01/29	1,044	977,128
Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.70%, 02/01/28	1,890	1,814,624
Tempo Acquisition LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.10%, 08/31/28	2,393	2,394,182
		8,244,363
Machinery — 3.3%
Arcline FM Holdings, LLC, 2024 Term Loan, (6-mo. CME Term SOFR at 0.75% Floor + 4.50%), 9.57%, 06/23/28	1,397	1,398,307
Columbus McKinnon Corp./New York, 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.10%, 05/14/28(d)	195	194,742
Doosan Bobcat North America, Inc., 2024 Term Loan, (3- mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.60%, 04/20/29	221	220,932

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
Generac Power Systems, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.95%, 07/03/31	$200	$ 200,750
Madison Safety & Flow LLC, 2024 Term Loan B, 09/19/31(i)	248	247,690
SPX Flow, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.35%, 04/05/29	1,008	1,008,966
Titan Acquisition Ltd./Canada, 2024 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 5.00%), 10.33%, 02/15/29	2,681	2,665,982
TK Elevator U.S. Newco, Inc., USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.59%, 04/30/30	2,402	2,406,199
Vertiv Group Corp., 2024 Term Loan B2, (1-mo. CME Term SOFR + 2.00%), 7.20%, 03/02/27	1,537	1,537,310
		9,880,878
Media — 2.7%
A L Parent LLC, 2023 Take Back Term Loan, (1-mo. CME Term SOFR + 5.50%), 10.35%, 06/30/28	388	386,693
Charter Communications Operating LLC, 2023 Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.33%, 12/07/30	852	844,647
Cogeco Financing 2 LP, 2023 Incremental Term Loan B, (1-mo. CME Term SOFR + 2.61%), 7.46%, 09/01/28	619	607,727
CSC Holdings LLC, 2019 Term Loan B5, (6-mo. LIBOR US at 0.00% Floor + 2.50%), 7.17%, 04/15/27	1,046	955,031
DirecTV Financing LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.11%), 9.96%, 08/02/27	592	591,169
Gray Television, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 5.25%), 10.45%, 06/04/29	150	143,419
NEP Group, Inc.
2018 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.51%), 8.12%, 08/19/26(d)	100	94,251
2023 Term Loan B, (3-mo. CME Term SOFR + 3.51%, 1.50% PIK), 9.62%, 08/19/26(g)	1,197	1,145,065
Radiate Holdco LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 8.21%, 09/25/26	1,600	1,368,066
Sinclair Television Group, Inc., 2022 Term Loan B4, (1-mo. CME Term SOFR + 3.85%), 8.70%, 04/21/29	346	251,321
Sunrise Financing Partnership, 2021 USD Term Loan AX, (1-mo. CME Term SOFR at 0.00% Floor + 3.04%), 8.14%, 01/31/29	474	470,848
Virgin Media Bristol LLC, USD Term Loan N, (1-mo. CME Term SOFR at 0.00% Floor + 2.61%), 7.71%, 01/31/28	609	582,227
Ziggo Financing Partnership, USD Term Loan I, (1-mo. CME Term SOFR at 0.00% Floor + 2.61%), 7.71%, 04/30/28	733	715,261
		8,155,725
Metals & Mining — 0.1%
AZZ, Inc., Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.35%, 05/13/29	162	162,269
Oil, Gas & Consumable Fuels — 2.5%
Buckeye Partners LP, 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.85%, 11/22/30	145	144,403
EG America LLC, 2021 Term Loan, (3-mo. SOFR OIS CMPD + 4.36%), 9.19%, 03/31/26(d)	171	170,895
Freeport LNG Investments LLLP, Term Loan B, (3-mo. CME Term SOFR + 3.50%), 9.04%, 12/21/28	1,772	1,754,906
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
GIP Pilot Acquisition Partners LP, 2024 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.82%, 10/04/30	$170	$ 170,594
M6 ETX Holdings II Midco LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.60%), 9.45%, 09/19/29	162	161,430
Medallion Midland Acquisition LP, 2023 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.31%, 10/18/28	1,316	1,316,056
Murphy USA, Inc., Term Loan B, (1-mo. CME Term SOFR + 1.86%), 7.07%, 01/31/28	387	387,120
New Fortress Energy, Inc., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 10.25%, 10/27/28	1,085	978,264
NGL Energy Operating LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 8.60%, 02/03/31	399	396,504
NGP XI Midstream Holdings LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.60%, 07/25/31	108	107,865
Oryx Midstream Services Permian Basin LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.11%), 8.23%, 10/05/28	1,875	1,874,660
		7,462,697
Paper & Forest Products — 0.4%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.70%, 09/07/27	1,277	1,277,384
Passenger Airlines — 1.5%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.01%), 10.29%, 04/20/28	757	777,395
Air Canada, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.25%, 03/21/31	511	512,069
American Airlines, Inc.
Series AA, 2017 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.45%, 01/29/27	166	164,694
2023 1st Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.21%, 06/04/29	993	984,669
Series AA, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.86%), 7.96%, 02/15/28	782	780,088
JetBlue Airways Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.50%), 10.52%, 08/27/29	373	364,723
United Airlines, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.03%, 02/22/31	873	872,886
		4,456,524
Personal Care Products — 0.0%
Prestige Brands, Inc., 2021 Term Loan B5, (1-mo. CME Term SOFR + 2.11%), 6.96%, 07/03/28	17	17,275
Pharmaceuticals — 2.2%
Amneal Pharmaceuticals LLC, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.50%), 10.35%, 05/04/28	728	735,141
Bausch Health Americas, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR + 5.35%), 10.20%, 02/01/27	638	611,746
Elanco Animal Health, Inc., Term Loan B, (1-mo. CME Term SOFR + 1.85%), 7.05%, 08/01/27	628	626,115
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.10%), 8.70%, 10/01/27	1,224	1,162,744
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.10%, 05/05/28	1,542	1,539,876
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Option Care Health, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.10%, 10/27/28	$493	$ 494,688
Organon & Co., 2024 USD Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.46%, 05/19/31	589	586,926
Perrigo Investments LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.35%), 7.20%, 04/20/29	522	519,697
Vizient, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.85%, 08/01/31	242	242,121
		6,519,054
Professional Services — 0.5%
Corpay Technologies Operating Co. LLC, Term Loan B5, 04/28/28(i)	1,395	1,392,936
Maximus, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 2.00%), 6.60%, 05/30/31	145	144,999
		1,537,935
Real Estate Management & Development — 1.0%
CoreLogic, Inc.
2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.61%), 11.46%, 06/04/29	674	651,232
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.46%, 06/02/28	1,633	1,614,586
Cushman & Wakefield U.S. Borrower LLC
2020 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.71%, 08/21/25	14	14,078
2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.60%, 01/31/30	399	398,669
2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.85%, 01/31/30(d)	320	319,915
		2,998,480
Semiconductors & Semiconductor Equipment — 0.6%
Entegris, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.35%, 07/06/29	503	503,568
MKS Instruments, Inc., 2024 USD Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.17%, 08/17/29	835	833,787
Synaptics, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.36%), 7.53%, 12/02/28	379	378,037
		1,715,392
Software — 15.6%
Applied Systems, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.60%, 02/24/31	2,131	2,131,284
Aristocrat Technologies, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 2.35%), 6.95%, 05/24/29	62	62,155
Ascend Learning LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.60%), 8.45%, 12/11/28	108	107,220
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.10%, 02/15/29	1,896	1,882,377
Azalea Topco, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.35%, 04/30/31	401	399,998
BCPE Pequod Buyer, Inc., USD Term Loan B, 09/19/31(i)	778	774,273
Boxer Parent Co., Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.01%, 07/30/31	385	383,972
CCC Intelligent Solutions, Inc., Term Loan, (1-mo. CME Term SOFR + 2.36%), 7.21%, 09/21/28	1,273	1,271,490
Central Parent, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.85%, 07/06/29	1,981	1,958,059
Cloud Software Group, Inc.
2024 Third Amendment Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.10%, 03/21/31	724	725,506
Security	Par (000)	Value
Software (continued)
Cloud Software Group, Inc. (continued)
2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 8.60%, 03/30/29	$3,322	$ 3,305,348
Cloudera, Inc.
2021 Second Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.95%, 10/08/29	482	451,475
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.70%, 10/08/28	1,301	1,263,041
Cotiviti, Inc., 2024 Term Loan, (1-mo. CME Term SOFR + 3.25%), 8.45%, 05/01/31	1,213	1,211,389
Dayforce, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.35%, 02/26/31	1,150	1,147,242
DS Admiral Bidco LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.92%, 06/26/31(d)	453	434,880
Dun & Bradstreet Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.61%, 01/18/29	3,864	3,859,446
E2open LLC, 2020 Term Loan B, (1-mo. CME Term SOFR + 3.61%), 8.46%, 02/04/28	173	172,977
Ellucian Holdings, Inc.
2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.60%), 8.45%, 10/09/29	1,719	1,722,720
2nd Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 8.10%), 12.95%, 10/09/28(d)	1,075	1,075,407
Genesys Cloud Services Holdings II LLC
First Lien Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.35%, 12/01/27	1,989	1,991,137
Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.71%, 12/01/27	774	774,211
Helios Software Holdings, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.35%, 07/18/30	682	677,954
Informatica LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.10%, 10/27/28	1,862	1,859,277
Mitchell International, Inc.
2024 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.25%), 8.10%, 06/17/31	1,402	1,379,812
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR + 5.25%), 10.10%, 06/17/32	484	475,128
Modena Buyer LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 9.10%, 07/01/31	523	499,575
Planview Parent, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.35%, 12/17/27	149	148,628
PointClickCare Technologies, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.60%, 12/29/27(d)	340	339,865
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.26%), 9.51%, 06/02/28	2,871	2,820,807
Project Boost Purchaser LLC, 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.79%, 07/16/31	674	673,427
Quartz Acquireco LLC, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.35%, 06/28/30	447	446,431
RealPage, Inc.
1st Lien Term Loan, (1-mo. CME Term SOFR + 3.11%), 7.96%, 04/24/28	1,652	1,602,776
2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.61%), 11.46%, 04/23/29	1,695	1,623,539
Severin Acquisition LLC, 2018 Term Loan B, (3-mo. CME Term SOFR + 3.00%), 8.25%, 08/01/27	791	791,295

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
SS&C Technologies, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.85%, 05/09/31	$1,263	$ 1,263,024
Thunder Generation Funding LLC, Term Loan B, 09/27/31(d)(i)	252	252,630
UKG, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.55%, 02/10/31	2,145	2,145,330
Veritas U.S., Inc., 2021 USD Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 5.11%), 9.96%, 09/01/25	495	462,500
VS Buyer LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.35%, 04/11/31	1,276	1,275,690
Waystar Technologies, Inc., 2024 USD Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.60%, 10/22/29	298	297,860
Zelis Payments Buyer, Inc., Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.60%, 09/28/29	583	582,525
		46,723,680
Specialty Retail — 0.6%
LS Group OpCo Acquistion LLC, 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.85%, 04/23/31	350	349,895
PetSmart LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.70%, 02/11/28	582	576,752
Restoration Hardware, Inc., 2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.20%, 10/20/28	439	425,116
Serta Simmons Bedding LLC, 2023 New Term Loan, (3- mo. CME Term SOFR + 7.61%), 12.22%, 06/29/28	307	250,691
Woof Holdings, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR + 4.01%), 8.62%, 12/21/27	231	153,880
		1,756,334
Technology Hardware, Storage & Peripherals — 0.7%
Cubic Corp.
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.57%, 05/25/28	2,170	1,671,539
Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.57%, 05/25/28	441	339,990
		2,011,529
Textiles, Apparel & Luxury Goods — 0.5%
ABG Intermediate Holdings 2 LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.60%, 12/21/28	873	872,695
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (1-mo. CME Term SOFR + 3.36%), 8.21%, 11/24/28	424	421,304
Hanesbrands, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.60%, 03/08/30	316	315,394
		1,609,393
Trading Companies & Distributors — 2.3%
American Builders & Contractors Supply Co., Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.60%, 01/31/31	995	995,542
Core & Main LP
2024 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.11%, 02/09/31	485	485,560
2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.86%, 07/27/28	2,483	2,477,727
Dealer Tire Financial LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.35%, 07/02/31	721	721,888
Security	Par (000)	Value
Trading Companies & Distributors (continued)
Gates Corp., 2024 Term Loan B5, (1-mo. CME Term SOFR + 2.25%), 7.10%, 06/04/31	$875	$ 875,963
PAI Holdco, Inc., 2020 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.01%), 9.26%, 10/28/27	619	565,213
TMK Hawk Parent Corp.(d)
2024 PIK Term Loan, (3-mo. CME Term SOFR + 11.00%), 11.00%, 12/15/31	34	22,016
2024 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 5.25%), 10.17%, 06/30/29	1,080	701,941
		6,845,850
Transportation Infrastructure — 0.3%
AIT Worldwide Logistics Holdings, Inc., 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.85%), 9.97%, 04/06/28	350	350,170
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.35%), 11.20%, 12/15/26	514	511,216
		861,386
Total Floating Rate Loan Interests — 119.6% (Cost: $361,239,897)		357,383,814

	Shares
Investment Companies
Equity Funds — 0.2%
Janus Henderson AAA CLO ETF	10,000	508,800
Fixed Income Funds — 2.0%
Invesco Senior Loan ETF	170,400	3,580,104
iShares 0-5 Year High Yield Corporate Bond ETF(j)	5,000	217,100
iShares iBoxx $ High Yield Corporate Bond ETF(j)	28,000	2,248,400
		6,045,604
Total Investment Companies — 2.2% (Cost: $6,426,535)		6,554,404

	Benefical Interest (000)
Other Interests
Capital Markets — 0.0%
Millennium Lender Claim Trust(d)(k)	$991	—
Industrial Conglomerates — 0.0%
Millennium Corp. Claim(d)(k)	930	—
Total Other Interests — 0.0% (Cost: $ — )		—

Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Preferred Securities
Preferred Stocks — 0.1%
Ground Transportation — 0.1%
Sirva BGRS Holdings, Inc., 15.25%, 07/21/30(c)(d)	207	$ 155,003
		155,003
Total Preferred Securities — 0.1% (Cost: $155,003)		155,003
Warrants
Consumer Discretionary — 0.0%
Service King (Carnelian Point), (Exercisable 01/14/23, 1 Share for 1 Warrant, Expires 06/30/27, Strike Price USD 10.00)(c)	1,675	—
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp., (Issued/Exercisable 11/03/20, 1 Share for 1 Warrant, Expires 10/27/24, Strike Price USD 36.00)(c)	617	10,347
Total Warrants — 0.0% (Cost: $ — )		10,347
Total Investments — 128.0% (Cost: $387,788,514)		382,510,078
Liabilities in Excess of Other Assets — (28.0)%		(83,786,924)
Net Assets — 100.0%		$ 298,723,154

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $480,572, representing 0.2% of its net assets as of period end, and an original cost of $663,082.

(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Rounds to less than 1,000.
(i)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(j)	Affiliate of the Trust.
(k)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares(a)	$ —	$ 38,254,293	$ (38,254,293)	$ —	$ —	$ —	—	$ 10,474	$ —
iShares 0-5 Year High Yield Corporate Bond ETF	211,100	—	—	—	6,000	217,100	5,000	9,684	—
iShares iBoxx $ High Yield Corporate Bond ETF	1,547,800	1,751,210	(1,167,634)	25,187	91,837	2,248,400	28,000	88,488	—
				$ 25,187	$ 97,837	$ 2,465,500		$ 108,646	$ —

(a)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	23,649	GBP	18,000	Barclays Bank PLC	12/18/24	$ (412)

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Floating Rate Income Trust (BGT)

Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.42.V1	5.00%	Quarterly	06/20/29	B	USD	3,000	$ 237,498	$ 181,115	$ 56,383

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Trust		Received by the Trust
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day SOFR, 4.96%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	JPMorgan Chase Bank N.A.	N/A	03/20/25	USD	5,500	$ 6,702	$ (73,004)	$ 79,706
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical, unrestricted assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 9,108,430	$ —	$ 9,108,430
Common Stocks
Automobile Components	19,428	—	—	19,428
Construction & Engineering	—	15,329	—	15,329
Financial Services	—	263,942	431,572	695,514
Ground Transportation	—	—	4,496	4,496
Health Care Providers & Services	—	203,900	—	203,900
Household Products	—	—	—	—
Industrial Conglomerates	—	—	—	—
Media	—	—	276,672	276,672
Trading Companies & Distributors	—	—	116,732	116,732
Corporate Bonds	—	6,151,781	—	6,151,781
Fixed Rate Loan Interests	—	1,814,228	—	1,814,228
Floating Rate Loan Interests	—	348,158,440	9,225,374	357,383,814
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Floating Rate Income Trust (BGT)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Investment Companies	$ 6,554,404	$ —	$ —	$ 6,554,404
Other Interests	—	—	—	—
Preferred Securities
Preferred Stocks	—	—	155,003	155,003
Warrants	10,347	—	—	10,347
	$6,584,179	$365,716,050	$10,209,849	$382,510,078
Derivative Financial Instruments(a)
Assets
Credit Contracts	$ —	$ 56,383	$ —	$ 56,383
Interest Rate Contracts	—	79,706	—	79,706
Liabilities
Foreign Currency Exchange Contracts	—	(412)	—	(412)
	$—	$135,677	$—	$135,677

(a)
Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, bank borrowings payable of $77,000,000 are categorized as Level 2 within the fair value hierarchy.
A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Preferred Stocks	Unfunded Floating Rate Loan Interests	Total
Assets
Opening balance, as of December 31, 2023	$ 325,558	$ 26,858	$ 11,688,747	$ — (a)	$ —	$ 590	$ 12,041,753
Transfers into Level 3(b)	8	—	4,922,681	—	—	—	4,922,689
Transfers out of Level 3(c)	(147,398)	(26,858)	(4,867,105)	—	—	—	(5,041,361)
Accrued discounts/premiums	—	—	30,533	—	—	—	30,533
Net realized gain (loss)	49	—	(502,203)	—	—	—	(502,154)
Net change in unrealized appreciation (depreciation)(d)	(178,836)	—	179,614	—	—	(590)	188
Purchases	830,140	—	6,907,456	—	155,003	—	7,892,599
Sales	(49)	—	(9,134,349)	—	—	—	(9,134,398)
Closing balance, as of September 30, 2024	$ 829,472	$ —	$ 9,225,374	$ — (a)	$ 155,003	$ —	$ 10,209,849
Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2024(d)	$ (178,836)	$ —	$ (408,917)	$ —	$ —	$ —	$ (587,753)

(a)	Rounds to less than $1.
(b)
As of December 31, 2023, the Trust used observable inputs in determining the value of certain investments. As of September 30, 2024, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(c)
As of December 31, 2023, the Trust used significant unobservable inputs in determining the value of certain investments. As of September 30, 2024, the Trust used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(d)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Floating Rate Income Trust (BGT)

Currency Abbreviation
GBP	British Pound
USD	United States Dollar

Portfolio Abbreviation
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind
SOFR	Secured Overnight Financing Rate
Schedule of Investments